SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reserve for Policy Cancellations (Details)	12 Months Ended
Oct. 31, 2024 USD ($)
Reserve for Policy Cancellations
Allowance for cancellation	$ 0